Significant Accounting Policies (Schedule Of Warranty Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Balance, at January 1	$ 164,778	$ 126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions		19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$ 164,168	$ 164,778